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                                                                    THE HARTFORD



February 27, 2006



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention:  Filing Room

RE:  Registration Statement on Form S-3
     Hartford Life Insurance Company
     File No. 333-130089

Ladies and Gentlemen:

         Pursuant to the Securities Act of 1933 ("1933 Act"), we are electronically filing via EDGAR a copy of the pre-effective amendment No. 2 registration statement filed on Form S-3 (the "Registration Statement").

         If you have any questions concerning this filing, please call me at
(860) 843-6320.

Sincerely,

/s/ John F. Kennedy

John F. Kennedy
Assistant Counsel

Enclosure